EQUITY	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
As of December

31, 2021, the

outstanding

as
The 2018 Plan Time RSU
Outstanding

December

31, 2020
531,385
Outstanding

December

31, 2020

after Reverse
Split (**)
105,728
Vested

after Reverse

Split (**)
(105,728)
Outstanding

December

31, 2021
-
The 2019 Plan

–5Years
Time RSU
Outstanding

December

31, 2020
190,930
Outstanding

December

31, 2020

after Reverse
Split (**)
37,981
Vested

after Reverse

Split (**)
(13,451)
Forfeited (*) (24,530)
Outstanding

December

31, 2021
-
The 2019 Plan

Time RSU
Outstanding

December

31, 2020
2,138,442
Outstanding

December

31, 2020

after Reverse
Split (**)
424,373
Forfeited (*) (38,187)
Outstanding

December

31, 2021
386,186
The 2020 Plan

– Board

and Extraordinary
Time RSU
Outstanding

December

31, 2020
170,568
Outstanding

December

31, 2020

after Reverse
33,931
Forfeited (*) (33,931)
Outstanding

December

31, 2021
-
The 2020 Plan

– Stock

Option
SOP
Outstanding

December

31, 2020
1,507,518
Vested

(160,394)
Forfeited (*) (109,746)
Outstanding

December

31, 2021
1,237,378
The 2020 Plan

– Performance

Award
Performance

Award
Outstanding

December

31, 2020
4,256,300
Forfeited (*) (710,000)
Outstanding

December

31, 2021
3,546,300
The 2020 Plan

– Performance

Award

(Potential
Matching

Shares)
SOP (Matching
Shares)
Outstanding

December

31, 2020
2,128,150
Forfeited (*) (354,000)
Outstanding

December

31, 2021
1,774,150
The 2020 Plan

– Extraordinary

SOP
SOP
Outstanding

December

31, 2020
195,000
Forfeited (*) -
Outstanding

December

31, 2021
195,000
The 2021 Special

Grant
Performance

RSU
Granted

January 29, 2021
121,802
Forfeited (*) -
Outstanding

December

31, 2021
121,802
Board

Grant 2021
Performance

RSU
Granted

February

24, 2021
51,803
Complementary

Granted

June 9, 2021
3,204
Forfeited (*) (10,072)
Outstanding

December

31, 2021
44,935
The 2021 Plan

– Stock

Option
SOP
Granted

February

24, 2021
621,974
Complementary

Granted

September 1, 2021
17,343
Forfeited (*) (40,360)
Outstanding

December

31, 2021
598,957
The 2021 Plan

– Performance

Award
Performance

Award
Granted

February

24, 2021
5,409,837
Complementary

Granted

September 1, 2021
137,504
Forfeited (*) (802,293)
Outstanding

December

31, 2021
4,745,048
The 2021 Plan

– Performance

Award

(Potential
Matching

Shares)
SOP (Matching
Shares)
Granted

February

24, 2021
2,704,919
Complementary

Granted

September 1, 2021
68,752
Forfeited (*) (236,728)
Outstanding

December

31, 2021
2,536,943
The 2021 Plan

– Board

and Extraordinary
Performance

RSU
Granted

November

3, 2021
40,000
Forfeited (*) -
Outstanding

December

31, 2021
40,000
(*) RSUs are forfeited during

the year due

to employees failing
to satisfy the service conditions.
(**) Number of RSUs

converted by the ratio of

5.027090466672970.

The reserve

split only apply

for all shared-based
payment

granted

before July

2020, date of

reverse split.
19) EQUITY
Share capital
As

of

December

31,

2021,

share capital

was

49 thousand

U.S. dollars,

equivalent

to

€33,979

(49

thousand

U.S. dollars,

equivalent

to
€33,979

as of December

31, 2020),

divided into 15,000,000

shares (15,000,000

shares

on December 31,

2020).
On July 28,

2020, an extraordinary

shareholder’s

meeting

approved

the reverse share

split of 75,406,357

ordinary

shares without nominal
value,

representing

the

entire

share

capital

of

the

Company,

into

15,000,000

ordinary

shares

without

nominal

value

using

a

ratio

of
5.027090466672970,

and subsequently

amending article 5 of the

articles of association

of the Company.
Share premium
The share premium refers

to the difference between the subscription

price that the shareholders paid for the shares

and their nominal value.
Since this

is a capital reserve,

it can only

be used

to increase capital,

offset

losses,

redeem, reimburse

or repurchase

shares.
On January

2, 2020,

the Company

vested

the total

of 1,305,065

TRSUs,

issued

by treasury

shares,

with an impact

in share

premium

of
5,842 thousand

of U.S. dollars.
On January

4, 2021,

the

Company

vested

the total

of

109,999

TRSUs,

issued

by treasury

shares

and on

August

3, 2021,

the

Compa
ny
vested

the total

of 493,871 SOPs, being

exercised 92,065

SOPs, issued

by treasury shares,

with a total impact in share

premium of 3,440 thousand
of U.S.

dollars.
Treasury

shares
On January

01, 2019, Atento

S.A. had

in treasury

shares a total

of 1,106,158

(corresponding

to 220,039 shares

of the

reserve

share split)
acquired in 2018

by 8,178 thousand

of US

dollars and an average price of $7.39. During

the year of 2019 Atento

S.A. repurchased

4,425,499 shares
(corresponding

to 880,330

shares of the

reserve share

split) at

a cost of

11,141

thousand

of U.S. dollars

and an

average

price

of $2.52

($12.66

in
reverse share

split

basis), totalizing

5,531,657

shares in treasury

(corresponding

to 1,100,369

shares of the

reserve share

split).
As a result of the vesting

of 1,305,065 TRSUs (corresponding

to 259,606 shares

of the reserve share

split) on January 2,

2020 Atento

S.A.
had 4,226,592

shares in

treasury (corresponding

to 840,763 shares

of the reserve

share split).
As of

July 28,

2020,

Atento

S.A.

announced

a reverse share

split

that

converted

the Company’s

entire

share capital

of 75,406,357

into
15,000,000 shares.

At that time

Atento

S.A. had

4,771,076 shares

on treasury

that became 949,073.
In

2020,

Atento

S.A

repurchased

169,739

shares

at

a

cost

of 1,337

thousand

of U.S.

dollars

and

an

average

price

of

$7.87

totalizing
4,827,098

shares in treasury

(corresponding

to 1,010,502

shares of the

reserve share

split).
In 2021,

Atento

S.A repurchased

43,078 shares at a

cost of 878 thousand

of U.S.

dollars

and an average

price of $20.39

and as

a result of
the vesting

of 202,064

TRSUs

on January

4, 2021

and August

4, 2021

Atento

S.A. had

4,673,519

shares

in treasury

(corresponding

to 850,808
shares of the

reserve share

split) as of

December

21, 2021 (1,010,502

as of December

31, 2020).
Legal reserve
According

to

commercial

legislation

in

Luxembourg,

Atento

S.A. must

transfer

5%

of its

year

profits

to legal

reserve

until the

amount
reaches 10%

of share capital.

The legal

reserve cannot be

distributed.
On December

31, 2020 and 2019,

no legal reserve

had been established,

mainly due

to the losses

incurred by Atento

S.A.
Hedge accounting

effects
As discussed

and presented

on Note 14, on January 1, 2019

Atento

formalized

at a meeting of the

“Board of Directors”,

which took

place
on December

20, 2018,

its intention

to renew

the loan

agreement

between

Atento

Luxco 1

and Atento

Brasil on

its

maturities

per indefinite

time
and designate

it as

permanent

equity,

as the

repayment

is neither

planned

nor

likely to

occur in

the

foreseeable

future.

Therefore,

changes

in fair
value related

to the USD-BRL

exchange rate

is recorded

in equity as

part of other

comprehensive

income.
At the same time the, on

January 1, 2019, the

Cross-Currency Swap

USD BRL was designated

as a net investment hedge. Prior

to the date
of designation

of the

Cross-Currency

Swap,

this hedging

instrument

was

electively

not designated

as a hedge

accounting

because

the change

in
fair

value

was

intended

to

partially

offset

changes

in the

USD-BRL

foreign

currency

component

of the

BRL

denominated

intercompany

debt,
which were

recorded in

earnings.

Therefore, changes

in fair value related

to the USD-BRL

Cross-Currency Swap

are recorded

in equity as part

of
other comprehensive

income.
Also, on January

1, 2020 the Company

assigned

the loan agreement between

Atento

Luxco 1 and Atento

Mexico Holdco

as permanent

in
equity,

with its

maturities

to be

renewed

per indefinite

time,

since the

repayment

is neither

planned

nor

likely to

occur

in the

foreseeable

future.
Therefore, changes

in fair value related

to the USD-MXN

exchange

rate are now

recorded in

equity as part

of other comprehensive

income.
The Company records

all derivatives on the balance sheet

at fair value. The accounting

for changes

in

the fair value of derivatives

depends
on

the

intended

use

of

the

derivative,

whether

the

Company

has

elected

to

designate

a

derivative

in

a

hedging

relationship

and

apply

hedge
accounting

and

whether

the

hedging

relationship

has

satisfied

the

criteria

necessary

to

apply

hedge

accounting.

Derivatives

designated

and
qualifying as hedges

of the foreign

currency exposure

of a net investment in a

foreign operation are considered

net investment hedges.

The Company
may enter into

derivative

contracts

that are intended to

economically

hedge certain

of its risk,

even though

hedge accounting

does not apply or the
Company elects

not to apply

hedge accounting.
Translation

differences
Translation

differences

reflect

the

differences

arising

on

account

of

exchange

rate

fluctuations

when

converting

the

net assets

of fully
consolidated

foreign companies

from local

currency into

Atento

Group’s presentation

currency (U.S.

dollars).
Stock-based compensation
a) Description

of share-based

payment

arrangements
The 2018

Plan
On July 2, 2018,

Atento

granted a new share-based

payment arrangement

to directors,

officers and other employees,

for the Company and
its subsidiaries.

The share

-based payment had

the following

arrangements:
1.
Time Restricted

Stock Units

(“RSUs”) (equity

settled)
• Grant

date: July

2, 2018
• Amount:

1,065,220 RSUs
• Vesting

period: 100%

of the RSUs

vests

on January 4, 2021
• There are

no other vesting

conditions
The 5 Years

Plan
On March

1, 2019,

Atento

granted

a new share

-based

payment arrangement

to Board

directors

(a total of

238,663

RSUs) in

a one

-time
award with

a five-year

vesting period

of 20% each

year.
1.

Time Restricted

Stock Units

(“RSU”) (equity

settled)
•

Grant date:

March 1,

2019
•

Amount:

238,663

RSUs
•

Vesting

period: 20%

of the RSUs

each year beginning

on January

2, 2020 and

last vested

on January 4, 2024.
•

There

are no other

vesting conditions
The 2019

Plan
On June

3, 2019,

Atento

granted

a new

share

-based

payment arrangement

to directors,

officers and

other employees,

for the

Company
and its

subsidiaries. The

share

-based payment

had the following

arrangements:
1.

Time Restricted

Stock Units

(“RSU”) (equity

settled)
•

Grant date:

June 3, 2019
•

Amount:

2,560,666

RSUs

•

Vesting

period: 100%

of the RSUs vests

on January 3, 2022
•

There

are no other

vesting conditions
The 2020

Plan – Board

and Extraordinary
On March

2, 2020, Atento

granted a new

share

-based payment arrangement

to Board

directors and an

Extraordinary

Grant for

a total in a
one-time

award with

a one-year vesting

period.
1.

Time Restricted

Stock Units

(“RSU”) (equity

settled)
•

Grant date:

March 2,

2020
•

Amount:

153,846

and 16,722 RSUs
•

Vesting

period: 100%

of the RSUs vests

on January 4, 2021
The 2020

Plan – Stock

Option
On August

3, 2020, Atento granted

a new share

-based payment

arrangement

to directors,

officers and

other employees,

for the

Company
and its

subsidiaries. The

share

-based payment

is composed by

Stock Options

with

the following arrangements:
1.
Stock Options

(“SOP”)
•

Grant date:

August

3, 2020
•

Amount:

1,524,065

SOPs
•

Vesting

period: 1/3

each year (August

3, 2021, August

3, 2022 and August

3, 2023)
•

Expiration

date: 4.5 years

since the grant

date or on

February 3, 2025
•

There

are no other

vesting conditions
On August

3, 2020, Atento granted

a new share

-based payment

arrangement

to directors,

officers and

other employees,

for the

Company
and its

subsidiaries. This payment

is composed by

a Long-Term

Performance

Award

with the

following arrangements:
2.
Long-Term

Performance

Award
•

Grant date:

August

3, 2020
•

Amount:

USD 4,305,100
•

*Matching

share

s

Amount:

USD 2,152,550
•

Vesting

conditions: linked to

the degree of achievement

of the objective

– 3-year average EBITDA

margin (external

view / as reported)
on August

3, 2023

and the possibility

to opt to

receive part

of this incentive

in shares

– at least 50%

(*with a

3-year holding

restriction
condition

until August

2026 to be eligible to receive

the additional

matching

shares)
•

There

are no other

vesting conditions
The 2020

Plan – Extraordinary

SOP
On August

3, 2020, Atento

granted

a new share

-based

payment

arrangement

to

directors

as

an

Extraordinary Grant for a total

in a

one-
time award

with a three

-year vesting

period.
1.
Stock Options

(“SOP”)
•

Grant date:

August

3, 2020
•

Amount:

195,000

SOPs
•

Vesting

period: 100%

of the SOPs

vests

on August

3, 2023
•

There

are no other

vesting conditions
The 2021

Special Grant
On January

29, 2021,

Atento

granted

a new share

-based

payment arrangement

to Board

directors

for a

total in

a one-time

award with

a
two-year

performance conditions

vesting period.
1.

Performance

Restricted

Stock Units

(“PRSU”) (equity

settled)
•

Grant date:

January 29,

2021
•

Amount:

121,802

PRSUs
•

Vesting

period:100%

of the

PRSUs will

vests

on 2023

(50% subject

to 2021

EBITDA’s

achievement

targets and

50% subject

to 2022
EBITDA´s

achievement

targets)
•

There

are no other

vesting conditions
Board Grant

2021
On February 24, 2021,

Atento

granted a new share-based payment to to Board directors

a total in a one-time award with a one

-year vesting
period.
1.

Time Restricted

Stock Units

(“RSU”) (equity

settled)
•

Grant date:

February

24, 2021
•

Amount:

51,803 RSUs
•

Vesting

period: 100%

of the RSUs vests

on January 3, 2022
•

There

are no other

vesting conditions
As of June 9,

2021, was issued

a complementary

grant of

3,204 new

RSUs, linked

to a new

appointment

in the Board
The 2021

Plan – Stock

Option
On February 24, 2021, Atento granted

a new

share

-based payment arrangement to directors, officers and other employees,

for the Company
and its

subsidiaries. The

share

-based payment

is composed by

Stock Options

with

the following arrangements:
3.
Stock Options

(“SOP”)
•

Grant date:

February

24, 2021
•

Amount:

621,974

SOPs
•

Vesting

period: 1/3

each year (February

24, 2022, February

24, 2023 and February

26, 2024)
•

Expiration

date: 4.5 years

since the grant

date or on

August

25,

2025
•

There

are no other

vesting conditions
As of September

1, 2021,

was issued

a new grant of 17,343

SOPs to

a new Board

member.
On February 24, 2021,

Atento

granted a new share-based payment arrangement to directors, officers and other employees,

for the Company
and its

subsidiaries. This

payment

is composed by

a Long-Term

Performance

Award

with the

following arrangements:
4.
Long-Term

Performance

Award
•

Grant date:

February

24, 2021
•

Amount:

USD 5,409,837
•

*Matching

shares Amount:

USD 2,704,919
•

Expiration

date: 4.5 years

since the grant

date or on

August

25,

2025
•

There

are no oth

er vesting conditions
As of September

1, 2021,

was issued

a new amount

of USD 137,504

to a new Board

member.
The 2021

Plan – Board

and Extraordinary
On

November

3, 2021,

Atento

granted

a new

share

-based

payment to

directors,

officers

and other

employees

for

the

Company and

its
subsidiaries.

The share

-based payment had

the following

arrangements:
1.

Time Restricted

Stock Units

(“RSU”) (equity

settled)
•

Grant date:

November

23, 2021
•

Amount:

40,000 RSUs
•

Vesting

period: 100%

of the RSUs vests

on November

3, 2024
•

There

are no other

vesting conditions
b)

Measurement

of fair

value
The

fair

value

of the

RSUs,

for

all

arrangements,

has

been

measured

using

the

Black-Scholes

model.

For

all

arrangements

are equity
settled and

the fair

value of

RSUs

is measured

at grant

date and

not remeasured

subsequently.The

fair value of

cash

-settled share

-based payment
transactions

is measured

using

the

same

principles

as

for

measuring

equity-settled

transactions.

The

fair

value

of

the

liability

for

cash

-settled
transactions

is re-measured

at each

reporting date

and at

the date

of settlement.

Any

changes

in fair

value

are recognized

in profit

or loss

for

the
period.
c) Outstanding

RSUs
On

July

28,

2020,

a

Reverse

Share

Split

occurred

according

to

the

Company’s

Extraordinary

General

Meeting

of

Shareholders.

The
Company’s

shareholders

have approved

a conversion of the Company’s

entire share capital of 75,406,357

ordinary shares

into 15,000,000 ordinary
shares, without

nominal value,

using

a ratio of conversion

of 5.027090466672970,

impacting

in the number

of RSUs agreed

in the

signed contract
on the Grant

date of the

plans in force

until that time.
The table below

summarize

the total

of Outstanding

shares
Shared

-Based

Payment
Shares
The 2019

Plan
386,186 RSU
The 2020

Plan -

Stock Options
1,237,378 SOP
The 2020

Plan -

Performance Award

(Potential Matching

Shares)
1,774,150 SOP
The 2020

Plan -

Extraordinary

SOP
195,000 SOP
The 2021

Special Grant
121,802 PRSU
The 2021

Board

Grant
44,935 RSU
The 2021

Plan -

Stock Options
598,957 SOP
The 2021

Plan -

Performance Award

(Potential Matching

Shares)
2,536,943 SOP
The 2021

Plan -

Board and Extraordinary
40,000 RSU
Total 6,935,351
d) Impacts in

Profit

or Loss
In 2021,

11,276

thousand

U.S. dollars

(4,723 thousand

U.S. dollars

in

2020 and

7,302

thousand

U.S. dollars

in 2019)

related

to

stock-
based compensation

were recorded

as employee

benefit expenses.